Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2016	2015
U.S. federal statutory tax rate	35.0%	35.0%
Valuation allowance	(35.0)%	(35.0)%
Effective tax rate as reported	—%	—%

Significant components of our deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows (in thousands):

	December 31,
	2016	2015
Deferred tax assets
Federal net operating loss carryforward	$53,618	$28,548
Derivative instruments	46,754	54,222
Long-term debt	15,953	8,196
Property, plant and equipment	13,680	8,385
Other	393	1,130
Less: valuation allowance	(130,398)	(100,481)
Total net deferred tax asset	$—	$—

At December 31, 2016, we had federal net operating loss (“NOL”) carryforwards of approximately $153.2 million. These NOL carryforwards will expire between 2035 and 2036.

We did not have any uncertain tax positions which required accrual or disclosure as of December 31, 2016 or 2015. We have elected to report future interest and penalties related to unrecognized tax benefits, if any, as income tax expense in our Consolidated Statements of Operations.

Due to our NOLs and significant risk factors related to our ability to generate taxable income, we have established a valuation allowance to fully offset our federal deferred tax assets as of December 31, 2016 and 2015.  We will continue to evaluate our ability to release the valuation allowance in the future. The increase in the valuation allowance was $29.9 million for the year ended December 31, 2016. Deferred tax assets and deferred tax liabilities are classified as non-current in our Consolidated Balance Sheets.

Our taxable income or loss is included in the consolidated federal income tax return of Cheniere. Cheniere experienced an ownership change within the provisions of Internal Revenue Code (“IRC”) Section 382 in 2008, 2010 and 2012. An analysis of the annual limitation on the utilization of Cheniere’s NOLs was performed in accordance with IRC Section 382.  It was determined that IRC Section 382 will not limit the use of Cheniere’s NOLs in full over the carryover period.  Cheniere will continue to monitor trading activity in its respective shares which may cause an additional ownership change which could ultimately affect our ability to fully utilize Cheniere’s existing NOL carryforwards.